FINANCIAL INSTRUMENTS - Notional and Carrying Amounts of the Senior Unsecured Notes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	$ 489,964	$ 508,810
Senior Unsecured Notes
Disclosure of detailed information about hedging instruments [line items]
Carrying Amount	246,236	245,681
Senior Unsecured Notes | Hedges of net investment
Disclosure of detailed information about hedging instruments [line items]
Notional Amount	250,000	250,000
Carrying Amount	$ 246,236	$ 245,681